Stockholders' Equity (Deficit) - Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Issue Price	$ 0.0001	$ 0.0001	$ 0.0001
Shares Authorized	0	19,517,990	99,734,554
Shares Issued	0	19,517,988	58,948,067
Shares Outstanding	0	19,517,988	58,948,067
Net Carrying Value		$ 171,833
Aggregate Liquidation Preference	$ 0	$ 163,834	$ 96,834
Series A
Class of Stock [Line Items]
Issue Price		$ 1.6427
Shares Authorized		6,888,563
Shares Issued		6,888,563
Shares Outstanding		6,888,563
Net Carrying Value		$ 57,408
Aggregate Liquidation Preference		$ 57,822
Series B
Class of Stock [Line Items]
Issue Price		$ 1.6427
Shares Authorized		12,629,427
Shares Issued		12,629,425
Shares Outstanding		12,629,425
Net Carrying Value		$ 114,425
Aggregate Liquidation Preference		$ 106,012